Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between “compensation actually paid” (“CAP”) to our principal executive officer (“PEO”) and other NEOs (“Non-PEO NEOs”), as calculated from total amounts reported in the “Summary Compensation Table” (the “SCT Totals”) and certain financial performance of the Company and certain of our peers.
CAP and the SCT Totals are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act and DO NOT reflect the actual amount of compensation earned by or paid to our executives during the applicable fiscal years. See the “—CEO Realized Pay Table” below for more information on actual compensation paid to the CEO. For further information on the Company’s pay for performance philosophy and how we align executive compensation with our performance, refer to the “Compensation Discussion and Analysis,” which begins on page 32.

Fiscal Year	SCT Total for PEO(a)	CAP to PEO(b)	Average SCT Total for Non- PEO NEOs(a)	Average CAP to Non-PEO NEOs(b)	Value of Initial Fixed $100 Investment Based on:			Net Income (in millions)(f)	Adjusted Total Segment EBITDA(g) (in millions)
					NWSA TSR(c)	NWS TSR(d)	Peer Group TSR(e)
2023	$19,277,292	$25,602,906	$5,630,497	$6,952,622	$175	$176	$105	$187	$1,529
2022	$19,662,203	$4,529,517	$6,243,099	$2,896,841	$140	$142	$103	$760	$1,807
2021	$23,024,845	$57,930,666	$6,502,481	$15,403,077	$226	$212	$149	$389	$1,304

(a)	The PEO was Mr. Thomson and the Non-PEO NEOs were Mr. K.R. Murdoch, Ms. Panuccio and Mr. Pitofsky for all fiscal years shown.
(b)
The following tables describe the adjustments made to calculate CAP from the SCT Totals. Pursuant to the applicable rules, the amounts in the “Stock Awards” and “Change in Pension Value and Nonqualified Deferred Compensation Earnings” columns from the “Summary Compensation Table” (the “SCT”) are subtracted from the SCT Totals and the values reflected in the tables below are added or subtracted, as applicable:

Fiscal Year	2023	2022	2021
SCT Total for PEO	$19,277,292	$19,662,203	$23,024,845
“Change in Pension Value and Nonqualified Deferred Compensation Earnings” reported in the SCT	—	—	(523,259)
“Stock Awards” reported in the SCT	(10,380,976)	(8,031,023)	(9,113,642)
Change in fair value from prior fiscal year end to vesting date of awards granted in prior fiscal years that vested during the fiscal year	2,276,919	(1,862,833)	2,257,099
Change in fair value from prior to current fiscal year end of awards granted in prior fiscal years that were outstanding and unvested as of fiscal year end	5,551,420	(9,943,828)	28,048,338
Fair value as of fiscal year end of awards granted during fiscal year that remain unvested	8,878,251	4,704,998	14,237,285
Total adjustments	6,325,614	(15,132,686)	34,905,821
CAP to PEO	$25,602,906	$4,529,517	$57,930,666
Fiscal Year	2023	2022	2021
Average SCT Total for Non-PEO NEOs	$5,630,497	$6,243,099	$6,502,481
“Change in Pension Value and Nonqualified Deferred Compensation Earnings” reported in the SCT	—	—	(62,165)
“Stock Awards” reported in the SCT	(2,280,384)	(2,114,546)	(2,252,581)
Change in fair value from prior fiscal year end to vesting date of awards granted in prior fiscal years that vested during the fiscal year	521,862	(495,721)	594,345
Change in fair value from prior to current fiscal year end of awards granted in prior fiscal years that were outstanding and unvested as of fiscal year end	1,334,799	(2,038,745)	7,118,898
Fair value as of fiscal year end of awards granted during fiscal year that remain unvested	1,745,848	1,302,754	3,502,099
Total adjustments	1,322,125	(3,346,258)	8,900,596
Average CAP to Non-PEO NEOs	$6,952,622	$2,896,841	$15,403,077
(c)	Reflects the cumulative TSR of a $100 investment in the Company’s Class A Common Stock on June 26, 2020, including the reinvestment of all dividends.
(d)	Reflects the cumulative TSR of a $100 investment in the Company’s Class B Common Stock on June 26, 2020, including the reinvestment of all dividends.
(e)	Reflects the cumulative TSR of a $100 investment in the S&P 1500 Media index on June 26, 2020, including the reinvestment of all dividends (“Peer Group TSR”).
(f)	Reflects net income as reported in the Company’s audited financial statements in its Annual Report on Form 10-K for the applicable fiscal year.
(g)
A description of adjusted Total Segment EBITDA, as calculated for purposes of our incentive compensation program, is available in “Compensation Discussion and Analysis—Executive Summary—Aligning Compensation with Company Performance.”

Company Selected Measure Name	Adjusted Total Segment EBITDA
Named Executive Officers, Footnote [Text Block]
(a)	The PEO was Mr. Thomson and the Non-PEO NEOs were Mr. K.R. Murdoch, Ms. Panuccio and Mr. Pitofsky for all fiscal years shown.

Peer Group Issuers, Footnote [Text Block]
(e)	Reflects the cumulative TSR of a $100 investment in the S&P 1500 Media index on June 26, 2020, including the reinvestment of all dividends (“Peer Group TSR”).

PEO Total Compensation Amount	$ 19,277,292	$ 19,662,203	$ 23,024,845
PEO Actually Paid Compensation Amount	$ 25,602,906	4,529,517	57,930,666
Adjustment To PEO Compensation, Footnote [Text Block]
(b)
The following tables describe the adjustments made to calculate CAP from the SCT Totals. Pursuant to the applicable rules, the amounts in the “Stock Awards” and “Change in Pension Value and Nonqualified Deferred Compensation Earnings” columns from the “Summary Compensation Table” (the “SCT”) are subtracted from the SCT Totals and the values reflected in the tables below are added or subtracted, as applicable:

Fiscal Year	2023	2022	2021
SCT Total for PEO	$19,277,292	$19,662,203	$23,024,845
“Change in Pension Value and Nonqualified Deferred Compensation Earnings” reported in the SCT	—	—	(523,259)
“Stock Awards” reported in the SCT	(10,380,976)	(8,031,023)	(9,113,642)
Change in fair value from prior fiscal year end to vesting date of awards granted in prior fiscal years that vested during the fiscal year	2,276,919	(1,862,833)	2,257,099
Change in fair value from prior to current fiscal year end of awards granted in prior fiscal years that were outstanding and unvested as of fiscal year end	5,551,420	(9,943,828)	28,048,338
Fair value as of fiscal year end of awards granted during fiscal year that remain unvested	8,878,251	4,704,998	14,237,285
Total adjustments	6,325,614	(15,132,686)	34,905,821
CAP to PEO	$25,602,906	$4,529,517	$57,930,666

Non-PEO NEO Average Total Compensation Amount	$ 5,630,497	6,243,099	6,502,481
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,952,622	2,896,841	15,403,077
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(b)
The following tables describe the adjustments made to calculate CAP from the SCT Totals. Pursuant to the applicable rules, the amounts in the “Stock Awards” and “Change in Pension Value and Nonqualified Deferred Compensation Earnings” columns from the “Summary Compensation Table” (the “SCT”) are subtracted from the SCT Totals and the values reflected in the tables below are added or subtracted, as applicable:

Fiscal Year	2023	2022	2021
Average SCT Total for Non-PEO NEOs	$5,630,497	$6,243,099	$6,502,481
“Change in Pension Value and Nonqualified Deferred Compensation Earnings” reported in the SCT	—	—	(62,165)
“Stock Awards” reported in the SCT	(2,280,384)	(2,114,546)	(2,252,581)
Change in fair value from prior fiscal year end to vesting date of awards granted in prior fiscal years that vested during the fiscal year	521,862	(495,721)	594,345
Change in fair value from prior to current fiscal year end of awards granted in prior fiscal years that were outstanding and unvested as of fiscal year end	1,334,799	(2,038,745)	7,118,898
Fair value as of fiscal year end of awards granted during fiscal year that remain unvested	1,745,848	1,302,754	3,502,099
Total adjustments	1,322,125	(3,346,258)	8,900,596
Average CAP to Non-PEO NEOs	$6,952,622	$2,896,841	$15,403,077

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
In accordance with SEC rules, the following charts show graphically the relationships over the past three fiscal years of CAP to our PEO and Non-PEO NEOs as compared to our cumulative TSR, Peer Group TSR, net income and adjusted Total Segment EBITDA, as well as the relationship between our TSR and Peer Group TSR:

Compensation Actually Paid vs. Net Income [Text Block]
In accordance with SEC rules, the following charts show graphically the relationships over the past three fiscal years of CAP to our PEO and Non-PEO NEOs as compared to our cumulative TSR, Peer Group TSR, net income and adjusted Total Segment EBITDA, as well as the relationship between our TSR and Peer Group TSR:

Compensation Actually Paid vs. Company Selected Measure [Text Block]
In accordance with SEC rules, the following charts show graphically the relationships over the past three fiscal years of CAP to our PEO and Non-PEO NEOs as compared to our cumulative TSR, Peer Group TSR, net income and adjusted Total Segment EBITDA, as well as the relationship between our TSR and Peer Group TSR:

Total Shareholder Return Vs Peer Group [Text Block]
In accordance with SEC rules, the following charts show graphically the relationships over the past three fiscal years of CAP to our PEO and Non-PEO NEOs as compared to our cumulative TSR, Peer Group TSR, net income and adjusted Total Segment EBITDA, as well as the relationship between our TSR and Peer Group TSR:

Tabular List [Table Text Block]
Most Important Financial Performance Measures for Fiscal 2023
The four items listed below represent the most important financial performance metrics used to determine CAP for fiscal 2023 as further described in the “Compensation Discussion and Analysis” within the sections titled “Fiscal 2023 Annual Cash Incentives” and “Grant of Fiscal 2023-2025 Long-Term Equity Incentive.”

Adjusted Total Segment EBITDA
Cumulative adjusted earnings per share (EPS)
Cumulative adjusted free cash flow (FCF)
Relative TSR percentile

Total Shareholder Return Amount	$ 175	140	226
Total Shareholder Return Amount, Class B	176	142	212
Peer Group Total Shareholder Return Amount	105	103	149
Net Income (Loss)	$ 187,000,000	$ 760,000,000	$ 389,000,000
Company Selected Measure Amount	1,529,000,000	1,807,000,000	1,304,000,000
PEO Name	Mr. Thomson	Mr. Thomson	Mr. Thomson
Additional 402(v) Disclosure [Text Block]
Analysis of the Information Presented in the Pay versus Performance Table
As described in more detail in the “Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay versus Performance table. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with CAP.
CEO Realized Pay Table
The supplemental table and graph below compare the pre-tax amounts actually paid to Mr. Thomson as detailed below (“realized pay”) to the disclosed SCT Total and CAP for the fiscal years indicated.

Fiscal Year	Realized Pay(a)	SCT Total	CAP
2023	$27,395,444	$19,277,292	$25,602,906
2022	$25,694,939	$19,662,203	$4,529,517
2021	$20,324,321	$23,024,845	$57,930,666

(a)
Realized pay comprises base salary, annual cash incentive actually paid on account of performance during the applicable fiscal year and actual payouts/settlements of long-term equity incentives during the applicable fiscal year, all of which amounts are pre-tax, as set forth in the following table:

Fiscal Year	Salary	Annual Cash Incentive	Long-Term Equity Incentives	Realized Pay
2023	$3,000,000	$5,426,667	$18,968,777	$27,395,444
2022	$3,057,692	$8,133,333	$14,503,914	$25,694,939
2021	$3,000,000	$10,000,000	$7,324,321	$20,324,321

As disclosed in the adjustments to calculate CAP above, SEC rules require the Company to include in the calculation of CAP the increase or decrease in the fair value of equity awards that are outstanding and unvested as of each fiscal year end, which can lead to significant volatility in CAP from year to year. As illustrated in the graph above, the CEO’s realized pay and SCT Total for fiscal 2021 were significantly lower than CAP due to the significant increase in the year-end share price from fiscal 2020 to fiscal 2021. For fiscal
2022, the CEO’s realized pay and SCT Total exceeded CAP due to the significant decrease in year-end share price from fiscal 2021 to fiscal 2022. For fiscal 2023, the CEO’s realized pay and CAP exceeded the SCT Total due to the mix of equity awards that vested during the fiscal year, as well as the more modest year-end share price increase from fiscal 2022 to fiscal 2023.
On May 11, 2023, Mr. Thomson’s employment agreement was amended and restated. The Thomson Agreement provided no increase whatsoever in target compensation in fiscal 2024, which will continue unchanged from the fiscal 2023 target compensation granted under his expiring four-year contract, with approximately 82% “at risk.” It provides for (i) an annual base salary of $3,000,000; (ii) an annual bonus with a target of $5,000,000; and (iii) an annual long-term equity incentive with a target of $9,000,000 for fiscal 2024 and $10,500,000 beginning with fiscal 2025, with approximately 84% “at risk.”
Mr. Thomson's base salary has remained unchanged since July 2018 at $3,000,000 as has his target annual cash incentive at $5,000,000. Increases to Mr. Thomson’s target compensation from July 2018 to date have been solely in the form of his target long-term equity incentive, which is “at risk” for both Company financial performance and stock price; it was increased by $1,000,000 and $2,000,000 for fiscal 2020 and fiscal 2023, respectively. Since July 2018, at least $1,000,000 of his target long-term equity incentive must be solely based on the achievement of TSR relative to the individual companies comprising the S&P 1500 Media Index.

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Total Segment EBITDA
Non-GAAP Measure Description [Text Block]
(g)
A description of adjusted Total Segment EBITDA, as calculated for purposes of our incentive compensation program, is available in “Compensation Discussion and Analysis—Executive Summary—Aligning Compensation with Company Performance.”

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Cumulative adjusted earnings per share (EPS)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Cumulative adjusted free cash flow (FCF)
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR percentile
PEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 6,325,614	$ (15,132,686)	$ 34,905,821
PEO [Member] | Change in Pension Value and Nonqualified Deferred Compensation Earnings" Reported in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(523,259)
PEO [Member] | Stock Awards Reported in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(10,380,976)	(8,031,023)	(9,113,642)
PEO [Member] | Change in Fair Value From Prior Fiscal Year End to Vesting Date of Awards Granted in Prior Fiscal Years that Vested during the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,276,919	(1,862,833)	2,257,099
PEO [Member] | Change in Fair Value from Prior to Current Fiscal Year End of Awards Granted in Prior Fiscal Years that were Outstanding and Unvested as of Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,551,420	(9,943,828)	28,048,338
PEO [Member] | Fair Value as of Fiscal Year End of Awards Granted during Fiscal Year that Remain Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,878,251	4,704,998	14,237,285
Non-PEO NEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,322,125	(3,346,258)	8,900,596
Non-PEO NEO [Member] | Change in Pension Value and Nonqualified Deferred Compensation Earnings" Reported in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(62,165)
Non-PEO NEO [Member] | Stock Awards Reported in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,280,384)	(2,114,546)	(2,252,581)
Non-PEO NEO [Member] | Change in Fair Value From Prior Fiscal Year End to Vesting Date of Awards Granted in Prior Fiscal Years that Vested during the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	521,862	(495,721)	594,345
Non-PEO NEO [Member] | Change in Fair Value from Prior to Current Fiscal Year End of Awards Granted in Prior Fiscal Years that were Outstanding and Unvested as of Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,334,799	(2,038,745)	7,118,898
Non-PEO NEO [Member] | Fair Value as of Fiscal Year End of Awards Granted during Fiscal Year that Remain Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 1,745,848	$ 1,302,754	$ 3,502,099